Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0001657853
Registrant Name	HERTZ GLOBAL HOLDINGS, INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES